Cash and Cash Equivalents (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances			$ 39,598			$ 32,145
Cash equivalents (see Note 3.5)			43,841			65,262
Cash and cash equivalents	$ 4,280		$ 83,439	$ 4,996		$ 97,407	$ 107,624	$ 65,562

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3